T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 101.7%
ALABAMA  1.8%
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  1,000 1,009
Black Belt Energy Gas Dist., Project No. 5, Series A-1, VRDN,
4.00%, 10/1/49 (Tender 8/3/26)  1,185 1,193
Southeast Energy Auth. A Cooperative Dist., Project No. 1,
Series A, VRDN, 4.00%, 11/1/51 (Tender 10/1/28)  1,000 1,013
3,215
GEORGIA  0.6%
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  1,000 1,041
1,041
MARYLAND  93.3%
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 10/1/29  1,000 1,079
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/28 (1) 160 166
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/29 (1) 200 211
Anne County Arundel, Watershed at Laurel Project, 5.00%,
7/1/26 (1) 145 145
Anne County Arundel, Watershed at Laurel Project, 5.00%,
7/1/27 (1) 115 117
Anne County Arundel, Watershed at Laurel Project, 5.00%,
7/1/28 (1) 100 104
Anne County Arundel, Watershed at Laurel Project, 5.00%,
7/1/29 (1) 150 158
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/29  135 135
Baltimore City, Convention Center Hotel, 5.00%, 9/1/26  1,000 1,002
Baltimore City, Convention Center Hotel, 5.00%, 9/1/30  150 152
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (2) 135 135
Baltimore City, Harbor Point, Series A, 3.05%, 6/1/28 (2) 190 188
Baltimore County, GO, 5.00%, 2/1/29  4,000 4,255
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/27  785 799
Baltimore County, Consolidated Public Improvement, Series A,
GO, 5.00%, 7/1/28  2,000 2,102
Baltimore County, Metropolitan Dist. Bonds, GO, 5.00%, 8/1/28  1,000 1,053
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 396
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  100 100
Baltimore County, Riderwood Village Project, 5.00%, 1/1/28  410 421

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/29  1,615 1,742
Charles County, Public Improvement, Series 2023, GO, 5.00%,
10/1/26  1,800 1,814
Frederick County, Series A, 4.00%, 7/1/31  1,000 1,019
Frederick County, Series A, GO, 5.00%, 4/1/27  1,000 1,021
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  120 123
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  175 182
Gaithersburg, Asbury Maryland Obligated Group, Series B,
5.00%, 1/1/27  545 547
Harford County, Consolidated Public Improvement, GO, 5.00%,
10/1/28  1,000 1,057
Howard County, Series A, GO, 5.00%, 2/15/28  500 508
Howard County, Series B, GO, 5.00%, 8/15/26  275 276
Howard County, Series C, GO, 5.00%, 2/15/30  1,000 1,086
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/27  190 194
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/27  200 203
Hyattsville City, GO, 5.00%, 1/1/27  170 172
Maryland, Series 2017-A, GO, 5.00%, 3/15/28  1,080 1,101
Maryland, Series 2019-A, GO, 5.00%, 8/1/26  1,405 1,410
Maryland, Series A, GO, 5.00%, 3/15/27  3,060 3,119
Maryland, Series A, GO, 5.00%, 8/1/27  1,020 1,049
Maryland, Series A, GO, 5.00%, 3/15/29  1,495 1,560
Maryland, Series A, GO, 5.00%, 6/1/29  1,110 1,188
Maryland, Series A, GO, 5.00%, 8/1/29  2,990 3,074
Maryland, Series A, GO, 5.00%, 3/15/31  1,190 1,239
Maryland, Series B, GO, 5.00%, 8/1/26  1,505 1,511
Maryland, Series B, GO, 5.00%, 8/1/29  1,295 1,391
Maryland CDA, Series A, 1.75%, 3/1/30  1,000 929
Maryland CDA, Series B, 5.00%, 3/1/28  250 259
Maryland CDA, Series B, 5.00%, 3/1/29  790 826
Maryland CDA, Series C, 1.30%, 3/1/28  1,000 957
Maryland CDA, Series C, 1.55%, 3/1/29  750 709
Maryland CDA, Series C, 3.05%, 4/1/27  75 75
Maryland CDA, Series C, 3.15%, 4/1/28  50 50
Maryland CDA, Series C, 5.00%, 9/1/26  1,390 1,397
Maryland CDA, Series C, 5.00%, 9/1/29  150 158
Maryland CDA, Series C, 5.00%, 3/1/30  495 518
Maryland CDA, Series C, 5.00%, 9/1/31  1,150 1,212

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/27  270 276
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/28  545 569
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/29  335 357
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/27  245 250
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/28  275 287
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/29  285 303
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/30  300 323
Maryland CDA, Park Place at Addison Road Metro, Series C-2,
3.70%, 1/1/29  1,000 1,010
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  2,005 2,027
Maryland Dept. of Housing & Community Dev., Series A,
2.40%, 12/1/27  400 400
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,000 1,003
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/27  780 795
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/28  815 849
Maryland Dept. of Housing & Community Dev., Series B,
2.60%, 1/1/29  15 15
Maryland Dept. of Housing & Community Dev., Series B,
2.65%, 7/1/29  160 159
Maryland Dept. of Housing & Community Dev., Series B,
2.70%, 1/1/30  145 144
Maryland Dept. of Housing & Community Dev., Series B,
2.95%, 9/1/30  225 225
Maryland Dept. of Housing & Community Dev., Series B,
3.60%, 7/1/27  1,500 1,504
Maryland Dept. of Housing & Community Dev., Series C,
3.25%, 1/1/28  105 105
Maryland Dept. of Housing & Community Dev., Series C,
3.30%, 7/1/28  50 50
Maryland Dept. of Housing & Community Dev., Series C,
3.35%, 1/1/29  110 111
Maryland Dept. of Housing & Community Dev., Series C,
3.40%, 7/1/29  100 100
Maryland Dept. of Housing & Community Dev., Series E,
2.85%, 9/1/26  315 315

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series E,
2.90%, 3/1/27  215 215
Maryland Dept. of Housing & Community Dev., Series E,
3.30%, 3/1/30  635 636
Maryland DOT, 2.125%, 10/1/31  805 752
Maryland DOT, 5.00%, 10/1/26  1,280 1,290
Maryland DOT, 5.00%, 9/1/28  3,015 3,102
Maryland DOT, 5.00%, 9/1/29  4,225 4,345
Maryland DOT, 5.00%, 10/1/32  480 523
Maryland DOT, Series 2018, 5.00%, 10/1/27  2,860 2,883
Maryland DOT, Series 2019, 5.00%, 10/1/27  1,330 1,374
Maryland DOT, Series 2020, 5.00%, 10/1/26  1,370 1,381
Maryland DOT, Series 2021B, 5.00%, 12/1/27  1,240 1,286
Maryland DOT, Series 2022B, 5.00%, 12/1/27  1,340 1,390
Maryland DOT, Series A, 4.00%, 10/1/30  570 593
Maryland DOT, Series A, 5.00%, 10/1/27  730 754
Maryland DOT, Series A, 5.00%, 4/1/28  1,050 1,098
Maryland DOT, Series A, 5.00%, 8/1/28 (1)(3) 1,725 1,799
Maryland DOT, Series B, 5.00%, 8/1/26 (3) 1,235 1,239
Maryland DOT, Series B, 5.00%, 12/1/26  1,640 1,660
Maryland DOT, Series B, 5.00%, 8/1/27 (3) 1,250 1,279
Maryland DOT, Series B, 5.00%, 8/1/28 (3) 1,350 1,407
Maryland DOT, Series B, 5.00%, 8/1/29 (3) 750 795
Maryland DOT, Series B, 5.00%, 8/1/31 (3) 660 717
Maryland DOT, Series C, 5.00%, 11/1/27  2,540 2,629
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/27 (3) 800 813
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  395 395
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  745 747
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  2,115 2,161
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 751
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 763
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  335 335
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  50 51
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  305 309
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,000 1,036
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  250 259
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/28 (1) 310 323

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/29 (1) 555 587
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/30 (1) 820 881
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (1) 1,655 1,655
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (1) 1,400 1,402
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (1) 520 521
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 642
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  250 254
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  300 303
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  290 301
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  285 299
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/28  450 457
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  125 129
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  550 551
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/29  265 265
Maryland HHEFA, Edenwald Issue, 4.00%, 1/1/29  25 25
Maryland HHEFA, John Hopkins Health System, Series A,
5.00%, 5/15/28  460 481
Maryland HHEFA, John Hopkins Health System, Series A,
5.00%, 5/15/29  225 240
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 2.75%, 6/1/48  3,400 3,400
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/30  20 20
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  870 871
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/29  35 36
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  500 510
Maryland HHEFA, MedStar Health, 5.00%, 8/15/26  1,030 1,031
Maryland HHEFA, MedStar Health, Series 2013A, 5.00%,
8/15/27  1,000 1,001
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  325 334
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/28  360 377
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/28  1,000 1,048
Maryland HHEFA, Mercy Medical Center, Series A, 3.50%,
7/1/32  100 97
Maryland HHEFA, Meritus Health Issue, 5.00%, 7/1/29  2,000 2,128
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 200
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/28  545 560

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/26 (1) 120 120
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/28 (1) 250 260
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/29 (1) 295 312
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 501
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  290 291
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,685 2,716
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 2.80%, 7/1/41  145 145
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  260 260
Maryland Stadium Auth., Built to Learn Revenue, Series A,
5.00%, 6/1/26  2,125 2,125
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/30  1,000 1,041
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/31  1,825 1,898
Maryland Transportation Auth., 5.00%, 7/1/29  1,325 1,419
Maryland Transportation Auth., Series A, 5.00%, 7/1/28  1,885 1,979
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/27 (3) 2,000 2,039
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/28 (3) 750 777
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/29 (3) 1,130 1,189
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/31 (3)(4) 1,530 1,603
Maryland, Bidding Group 1, Series A, GO, 5.00%, 8/1/29  330 355
Maryland, State & Local Facs . Loan, GO, 5.00%, 8/1/29  880 925
Maryland, State & Local Facs . Loan, GO, 5.00%, 8/1/30  1,000 1,051
Maryland, State & Local Facs . Loan, Series B, GO, 5.00%,
8/1/28  760 800
Montgomery County, Series A, GO, 5.00%, 8/1/27  1,135 1,168
Montgomery County, Series A, GO, 5.00%, 10/1/28  1,000 1,057
Montgomery County, Series B, GO, 4.00%, 11/1/26  815 820
Montgomery County, Series D, GO, 4.00%, 11/1/27  2,260 2,307
Montgomery County, Series E, GO, VRDN, 2.70%, 11/1/37  100 100
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 11/1/31  1,285 1,356

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Housing Opportunities Commission,
Series C, 5.00%, 1/1/28  425 439
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,500 1,547
Prince George's County, Series B, GO, 5.00%, 9/15/27  2,500 2,580
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  2,055 2,112
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  935 961
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/29  1,370 1,440
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/31  250 262
Prince George's County, Consolidated Public Improvement,
Series B, 5.00%, 7/1/29 (5) 2,500 2,681
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  660 662
Prince George's County, National Harbor Project, 5.00%, 7/1/26  340 341
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  260 262
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 446
Univ. System of Maryland, Series A, 4.00%, 4/1/30  1,900 1,915
Washington County, GO, 5.00%, 7/1/27  1,095 1,123
Washington Suburban Sanitary Commission, 5.00%, 6/1/27  945 968
Washington Suburban Sanitary Commission, 5.00%, 6/1/29  1,500 1,607
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/31  1,245 1,303
Washington Suburban Sanitary Commission, Montgomery and
Prince George's Counties, 5.00%, 6/1/27  220 225
168,755
PUERTO RICO  5.8%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (2) 750 767
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,525 3,580
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,769 2,910
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  3,560 3,227
10,484

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
TEXAS  0.2%
Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien,
Series A, 5.25%, 12/15/26  475 480
480
Total Investments in Securities  101.7%
(Cost $183,367) $ 183,975
Other Assets Less Liabilities (1.7)% (3,150)
Net Assets 100.0% $ 180,825
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,090 and represents 0.6% of net assets.
(3) Interest subject to alternative minimum tax.
(4) Insured by Build America Mutual Assurance Company
(5) When-issued security
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-
Term Tax-Free Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F90-054Q1 05/26